Leases - Summary of Other Information Related to Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosures of cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 20,376,826	¥ 12,850,734
Right-of-use assets acquired in exchange for new operating lease obligations	¥ 33,360,187	8,696,875
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition		¥ 32,089,416
Weighted average remaining lease term	3 years 4 months 24 days	1 year 8 months 1 day
Weighted average discount rate	6.60%	5.88%